1. Operations (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Costa Oeste
Statement Line Items [Line Items]
Main activity	Transmission of electricity
Date of acquisition	Aug. 31, 2018
Percentage interest in shares of Copel-GeT previous	51.00%
Percentage interest in shares of Copel-GeT acquired	80.00%
Consideration transferred	R$ 38,883
Marumbi
Statement Line Items [Line Items]
Main activity	Transmission of electricity
Date of acquisition	Aug. 31, 2018
Percentage interest in shares of Copel-GeT previous	49.00%
Percentage interest in shares of Copel-GeT acquired	20.00%
Consideration transferred	R$ 23,811